OTHER ASSETS - THIRD PARTIES - Additional (Details) $ in Thousands, ¥ in Millions	9 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 CNY (¥)	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Jan. 01, 2015
Counter Veiling Duty Percentage				20.94%	12.70%	20.94%	20.94%	10.64%
Reversal Of Refundable Deposits	$ 29,700		¥ 212.1			$ 30,500	¥ 209.5
Discounting impact recorded as cost of sales	$ 2,810	¥ 19.3